Shareholder Fees	Aug. 12, 2026
FT Vest NVDA & Target Income ETF | FT Vest NVDA & Target Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%